Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 54,465,692	$ 47,563,447
Other investment liabilities	(409)
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	54,465,692	47,563,447
Other investment liabilities	(409)	(4,932)
Total | Cash equivalents and short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	151,101	130,363
Total | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	47,921,734	41,516,419
Total | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,002,393	1,431,406
Total | Non-U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,681,783	1,213,200
Total | Mutual funds and other registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,708,681	3,272,059
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,410,212	5,991,163
Other investment liabilities	0	0
Level 1 | Cash equivalents and short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	17,355	74,498
Level 1 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,002,393	1,431,406
Level 1 | Non-U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,681,783	1,213,200
Level 1 | Mutual funds and other registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,708,681	3,272,059
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	48,055,480	41,572,284
Other investment liabilities	(409)	(4,932)
Level 2 | Cash equivalents and short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	133,746	55,865
Level 2 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	47,921,734	41,516,419
Level 2 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Non-U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds and other registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0